Schedule of related party balance with the related party (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Promissory note to related parties		$ 1,000,000	$ 600,000
Amounts due from a related party		8,411	30,983
Xiaofeng Gao [Member]
Related Party Transaction [Line Items]
Amount due to related party	[1]	29,254	23,007
Xuejun Ji [Member]
Related Party Transaction [Line Items]
Amount due to related party	[1]		11,145
Promissory note to related parties		400,000	400,000
Bin Fu [Member]
Related Party Transaction [Line Items]
Amount due to related party	[1]		39,007
Promissory note to related parties		200,000	200,000
Columbus Digital Technology (Shenzhen) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related party	[2]	79,759
Related Party [Member]
Related Party Transaction [Line Items]
Amount due to related party		109,013	73,159
Peng Wang [Member]
Related Party Transaction [Line Items]
Promissory note to related parties		400,000
Wuxi Kingway Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from a related party	[3]		$ 660,539

[1]	The amounts result from the arrangements with related parties for temporary advances for operating purpose. These transactions are unsecured, interest free without fixed maturity date and being due on demand.
[2]	The amount due to Columbus Digital Technology (Shenzhen) Co., Ltd. represents accrued rental payables arising from an operating lease arrangement for office premises. The lease term covered the period from April 1, 2024 to March 31, 2026. As of March 31, 2026 , the outstanding balance of $79,759 comprises unpaid rent for the lease period.
[3]	As of March 31, 2026, the Group recorded a provision for expected credit losses on receivables due from Wuxi Kingway, which is collateralized by the pledge of shares owned by Mr. Gao, amounting to $660,539, of which $93,686 included in current portion and $566,853 included in non-current portion. Management concluded that such outstanding balances are not recoverable due to the prolonged business downturn and liquidity constraints experienced by Wuxi Kingway.